FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Mar. 31, 2025
Notes and other explanatory information [abstract]
Schedule of categories of financial instruments

	As of March 31,
	2024	2025
	HK$’000	HK$’000

Financial assets
Amortized cost
Trade receivables - net	24,991	14,704
Deposit and other receivables	665	638
Bank balance – client accounts	60,240	54,503
Bank balances and cash	4,282	6,084

Financial assets	90,178	75,929

Financial liabilities
Amortized cost
Trade payables	61,667	55,829
Other payables	1,316	1,756
Amount due to a director	3,168	3,407
Loan from a former related company	150	150
Dividend payables	6,444	-
Lease liabilities	843	-

Financial liabilities	73,588	61,142

Schedule of non-trade receivables

Category	Definition	Loss provision

Performing	Low risk of default and strong capacity to repay	12m ECL

Non-performing	Significant increase in credit risk	Lifetime ECL

Schedule of expected credit losses

	As of March 31,
	2024	2025
	HK$’000	HK$’000
Breakdown of impairment allowance
Trade receivables from margin clients	-	-
Trade receivables from cash clients	-	-
Trade receivables from contracts with customers	28,698	24,184

	28,698	24,184

Schedule of internal credit risk grading

	Gross carrying amount	Loss allowance	Write-offs	Net carrying amount
	HK$’000	HK$’000	HK$’000	HK$’000

At March 31, 2024
Non-performing	5,004	-	(5,004)	-

At March 31, 2025
Non-performing	-	-	-	-

Schedule of loss allowance for trade receivables

	Performing	Non-performing	Total
	HK$’000	HK$’000	HK$’000

At April 1, 2022	-	4,144	4,144
Increase in loss allowance	-	860	860
At March 31, 2023 and April 1, 2023	-	5,004	5,004
Increase in loss allowance	-	-	-
Write-offs	-	(5,004)	(5,004)
At March 31, 2024 and April, 2024	-	-	-
Increase in loss allowance	-	-	-
At March 31, 2025	-	-	-

Schedule of ECL for the trade receivables from cash clients

	Gross carrying amount	Loss allowance	Write-offs	Net carrying amount
	HK$’000	HK$’000	HK$’000	HK$’000

At March 31, 2024
Non-performing	2,360	-	(2,360)	-

At March 31, 2025
Non-performing	-	-	-	-

Schedule of loss allowance for trade receivables from cash clients

	Performing	Non-performing	Total
	HK$’000	HK$’000	HK$’000

At April 1, 2022	-	2,076	2,076
Increase in loss allowance	-	284	284
At March 31, 2023 and April 1, 2023	-	2,360	2,360
Increase in loss allowance	-	-	-
Write-offs	-	(2,360)	(2,360)
At March 31, 2024 and April, 2024	-	-	-
Increase in loss allowance	-	-	-
At March 31, 2025	-	-	-

Schedule of ECL trade receivables from contracts with customers

	Gross carrying amount	Loss allowance	Write-offs	Net carrying amount
	HK$’000	HK$’000	HK$’000	HK$’000

At March 31, 2024
Non-performing	53,689	(28,698)	-	24,991

At March 31, 2025
Non-performing	43,732	(24,184)	(4,844)	14,704

Schedule of loss allowance for trade receivables from contracts with customers

	Performing	Non-performing	Total
	HK$’000	HK$’000	HK$’000

At April 1, 2022	-	9,157	9,157
Increase in allowance	-	18,678	18,678
At March 31, 2023 and April 1, 2023	-	27,835	27,835
Increase in loss allowance	-	863	863
At March 31, 2024 and April, 2024	-	28,698	28,698
Increase in loss allowance	-	330	330
Write-offs		(4,844)	(4,844)
At March 31, 2025	-	24,184	24,184

Schedule of customers revenue

	2023	2023	2024	2024	2025	2025
	HK$’000	%	HK$’000	%	HK$’000	%

Customer A	*	-	13,288	40%	32,581	61%

Customer B	25,500	67%	*	-	*	-

Customer C	7,096	19%	*	-	*	-

Schedule of customers trade receivables

	2023	2023	2024	2024	2025	2025
	HK$’000	%	HK$’000	%	HK$’000	%

Customer A	*	-	*	-	29,569	76%

Customer B	22,500	5-0%	18,577	35%	*	-

Customer D	*	-	*	-	3,979	10%

Customer E	7,230	16%	6,237	12%	*	-

Schedule of Group’s remaining contractual maturity for its non-derivative financial liabilities

	On demand or less than 1 year	1 to 5 years	Over 5 years	Total undiscounted cash flows	Carrying amount
	HK$’000	HK$’000	HK$’000	HK$’000	HK$’000

At March 31, 2024
Trade payables	61,667	-	-	61,667	61,667
Other payables	1,316	-	-	1,316	1,316
Amount due to a director	3,168	-	-	3,168	3,168
Loan from a former related company	150	-	-	150	150
Dividend payables	6,792	-	-	6,792	6,444
Lease liabilities	861	-	-	861	843

financial Assets	73,954	-	-	73,954	73,588

At March 31, 2025
Trade payables	55,829	-	-	55,829	55,829
Other payables	1,756	-	-	1,756	1,756
Amount due to a director	3,407	-	-	3,407	3,407
Loan from a former related company	150	-	-	150	150

financial liabilities	61,142	-	-	61,142	61,142